Income Taxes - Schedule of Components of Deferred Tax Assets and Liabilities (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Deferred tax assets, Allowance for doubtful accounts	$ 1,492,087	$ 1,180,109
Deferred tax assets, Loss carry-forwards	2,383,214	1,953,067
Deferred tax assets, Fixed assets	22,622	12,972
Deferred tax assets, Inventory valuation	286,696	315,719
Deferred tax assets, Salary payable		11,946
Deferred tax assets, Long-term investments	5,460	5,452
Deferred tax assets, Intangible assets
Deferred tax assets, Gross	4,190,079	3,479,265
Deferred tax assets, Valuation allowance	(4,072,459)	(3,366,150)
Total deferred tax assets	117,620	113,115
Deferred tax liabilities, Allowance for doubtful accounts
Deferred tax liabilities, Loss carry-forwards
Deferred tax liabilities, Fixed assets	(245,362)	(240,659)
Deferred tax liabilities, Inventory valuation
Deferred tax liabilities, Salary payable
Deferred tax liabilities, Long-term investments
Deferred tax liabilities, Intangible assets	127,742	127,544
Deferred tax liabilities, Gross	(117,620)	(113,115)
Deferred tax liabilities, Valuation allowance
Total deferred tax liabilities	$ (117,620)	$ (113,115)